ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2024 (Unaudited)

CORPORATE BONDS - 32.8%	Par	Value
Communications - 4.1%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	962,174
Amazon.com, Inc., 3.60%, 04/13/2032	1,000,000	953,929
Cisco Systems, Inc., 5.05%, 02/26/2034	1,169,000	1,212,231
Verizon Communications, Inc., 3.15%, 03/22/2030	1,000,000	933,221
		4,061,555

Consumer, Cyclical - 5.0%
Costco Wholesale Corporation, 1.38%, 06/20/2027	1,000,000	930,764
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	969,336
McDonald's Corporation, 4.80%, 08/14/2028	1,000,000	1,018,499
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	966,067
Target Corporation, 3.38%, 04/15/2029	1,100,000	1,068,455
		4,953,121

Consumer, Non-cyclical - 6.3%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,231,860
Bristol-Myers Squibb Company, 3.25%, 02/27/2027	1,000,000	977,251
J M Smucker Company, 3.50%, 03/15/2025	1,000,000	990,893
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	974,086
Sysco Corporation, 5.95%, 04/01/2030	1,000,000	1,068,016
Yale University, Series 2020, 0.87%, 04/15/2025	1,000,000	976,286
		6,218,392

Energy - 1.6%
Exxon Mobil Corporation, 2.99%, 03/19/2025	1,000,000	989,583
Shell International Finance BV, 2.38%, 11/07/2029	700,000	639,683
		1,629,266

Financial - 10.2%
American Express Company, 4.05%, 05/03/2029	1,000,000	995,957
Bank of America Corporation, Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	1,012,638
Bank of New York Mellon Corporation, Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,100,000	1,225,266
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,000,000	986,091
BlackRock, Inc., 3.20%, 03/15/2027	1,000,000	978,834
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	997,890
JPMorgan Chase & Company, 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,075,000	1,082,097
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,420,422
Private Export Funding Corporation, Series PP, 1.40%, 07/15/2028	685,000	623,114
US Bancorp,Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	832,595
		10,154,904

Industrial - 3.6%
General Dynamics Corporation, 1.15%, 06/01/2026	1,000,000	949,113
Honeywell International, Inc., 1.75%, 09/01/2031	1,000,000	845,469
United Parcel Service, Inc., 2.80%, 11/15/2024	1,000,000	994,873
Waste Management, Inc., 1.50%, 03/15/2031	1,000,000	834,851
		3,624,306

Technology - 1.0%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	942,888

Utilities - 1.0%
Florida Power & Light Company, 4.80%, 05/15/2033	1,000,000	1,009,841
TOTAL CORPORATE BONDS (Cost $33,213,633)		32,594,273

MUNICIPAL BONDS - 1.0%	Par	Value
City of Austin TX Electric Utility Revenue, Class A, 2.68%, 11/15/2025	325,000	318,064
Massachusetts School Building Authority, Class B, 1.75%, 08/15/2030	785,000	699,915
TOTAL MUNICIPAL BONDS (Cost $1,055,365)		1,017,979

U.S. GOVERNMENT AGENCY ISSUES - 12.3%	Par	Value
Federal Farm Credit Banks Funding Corporation
0.32%, 02/10/2025	150,000	146,843
4.50%, 08/14/2026	1,400,000	1,415,774
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,615,221
0.90%, 02/26/2027	300,000	278,012
3.25%, 11/16/2028	3,000,000	2,938,788
Federal Home Loan Mortgage Corporation, 5.50%, 04/08/2027	1,000,000	999,253
Federal National Mortgage Association, 0.88%, 08/05/2030	1,050,000	885,958
Resolution Funding Corporation Principal Strip, 4.17%, 01/15/2030 (a)(c)	2,600,000	2,100,452
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	250,542
Series A, 2.88%, 02/01/2027	1,565,000	1,527,761
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $12,300,931)		12,158,604

U.S. TREASURY SECURITIES - 53.0%	Par	Value
United States Treasury Notes
2.63%, 04/15/2025	$2,275,000	$2,248,048
2.75%, 05/15/2025	1,835,000	1,811,577
3.50%, 09/15/2025	1,000,000	991,300
4.50%, 03/31/2026	1,000,000	1,006,289
4.88%, 04/30/2026	1,200,000	1,215,656
4.13%, 06/15/2026	5,000,000	5,010,840
4.50%, 07/15/2026	1,000,000	1,009,395
2.25%, 02/15/2027	600,000	577,629
4.13%, 02/15/2027	1,650,000	1,660,280
2.75%, 04/30/2027	3,000,000	2,919,375
4.50%, 05/15/2027	2,200,000	2,237,469
4.38%, 07/15/2027	1,350,000	1,370,830
2.75%, 07/31/2027	2,026,000	1,967,396
3.63%, 05/31/2028	1,500,000	1,492,764
4.13%, 07/31/2028	2,275,000	2,304,993
1.13%, 08/31/2028	1,150,000	1,038,684
3.75%, 12/31/2028	1,700,000	1,700,033
1.88%, 02/28/2029	1,967,000	1,815,787
4.00%, 02/28/2030	2,060,000	2,083,497
3.50%, 04/30/2030	1,500,000	1,479,023
3.75%, 05/31/2030	2,500,000	2,496,289
4.13%, 03/31/2031	1,350,000	1,375,233
4.13%, 07/31/2031	2,000,000	2,038,125
1.38%, 11/15/2031	3,000,000	2,540,742
1.88%, 02/15/2032	2,775,000	2,425,090
3.50%, 02/15/2033	2,525,000	2,457,782
3.38%, 05/15/2033	2,500,000	2,407,178
4.00%, 02/15/2034	1,000,000	1,007,109
TOTAL U.S. TREASURY SECURITIES (Cost $53,367,168)		52,688,413

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 5.22% (b)	95,745	95,745
TOTAL SHORT-TERM INVESTMENTS (Cost $95,745)		95,745

TOTAL INVESTMENTS - 99.2% (Cost $100,032,842)		98,555,014
Other Assets in Excess of Liabilities - 0.8%		796,776
TOTAL NET ASSETS - 100.0%		$99,351,790

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate
STRIP – Separate Trading of Registered Interest and Principal

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	The rate shown is the effective yield as of August 31, 2024.

Summary of Fair Value Disclosure at August 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2024:

ClearShares Piton Intermediate Fixed Income ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Corporate Bonds	$–	$32,594,273	$–	$32,594,273
Municipal Bonds	–	1,017,979	–	1,017,979
U.S. Government Agency Issues	–	12,158,604	–	12,158,604
U.S. Government Notes	–	52,688,413	–	52,688,413
Short-Term Investments	95,745	–	–	95,745
Total Investments in Securities	$95,745	$98,459,269	$–	$98,555,014

(a) See Schedule of Investments for further disaggregation of investment categories.